City Holding Company (Parent Company Only) Financial Information (Condensed Statements Of Comprehensive Income) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Investment securities gains		$ 458	$ 528	$ (31)	$ (917)	$ 272	$ 3,128		$ 954	$ 2,483	$ (4,667)
Interest expense	3,360	3,557	3,625	3,908	4,216	4,799	5,803	5,940	14,450	20,758	27,628
Investment securities losses									(1,530)	(3,756)	(1,397)
Income Before Income Tax Benefit and Equity in Undistributed Net Income (Excess Dividends) of Subsidiaries									59,243	61,249	57,413
Income tax benefit	5,848	5,526	3,780	5,144	4,787	5,837	5,029	4,918	20,298	20,571	18,453
Net Income Available to Common Shareholders	10,894	10,607	7,413	10,031	9,652	11,577	9,830	9,614	38,945	40,678	38,960
Total comprehensive income									41,430	39,268	39,017
Parent Company [Member]
Dividends from subsidiaries									41,422	44,600	17,200
Investment securities gains									1,134
Other income									65	92	156
Income									42,621	44,692	17,356
Interest expense									661	639	641
Investment securities losses										918	3,643
Other expenses									533	613	594
Expenses									1,194	2,170	4,878
Income Before Income Tax Benefit and Equity in Undistributed Net Income (Excess Dividends) of Subsidiaries									41,427	42,522	12,478
Income tax benefit									2	(704)	(2,066)
Income Before Equity in Undistributed Net Income (Excess Dividends) of Subsidiaries									41,425	43,226	14,544
Equity in undistributed net income (excess dividends) of subsidiaries	(2,480)				(2,548)				(2,480)	(2,548)	24,416
Net Income Available to Common Shareholders									38,945	40,678	38,960
Total comprehensive income									$ 41,430	$ 39,268	$ 39,017